RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jul. 28, 2016	Jun. 17, 2016
BioCorRx Pharmaceuticals, Inc [Member]
Company ownership percentage							78.10%
Brady Granier, Lourdes Felix and Kent Emry [Member]
Sub issued ownership percentage							24.20%
Company ownership percentage							24.20%
Mr. Tom Welch, VP of Operations [Member]
Monthly remuneration	$ 12,500		$ 12,500
Consulting fees	57,500	$ 45,000	128,032	$ 140,000
Unpaid balance	6,000		6,000		$ 9,900
Felix Financial Enterprises [Member]
Monthly remuneration	14,583		14,583
Consulting fees	70,750	40,000	151,548	146,500	204,001	$ 166,756
Unpaid balance	9,000		9,000		14,900	91,465
Annual salary								$ 160,000
Stock options								112,000
Premier Aftercare Recovery [Member]
Monthly remuneration	14,583		14,583
Consulting fees	0	0	0	0	0	0
Unpaid balance	32,318		32,318		32,318	64,638
Brady Granier [Member]
Monthly remuneration	14,583		14,583
Consulting fees	0	0	0	30,727	30,727	175,000
Unpaid balance	0		0		0	64,481
Soupface LLC [Member]
Monthly remuneration	14,583		14,583
Consulting fees	75,000	$ 43,750	162,500	$ 134,375	203,125	175,000
Unpaid balance	$ 9,000		$ 9,000		$ 14,900	$ 0
Chief Executive Officer [Member] | Brady Granier [Member]
Annual salary								$ 175,000
Stock options								106,000
Tom Welch [Member]
Annual salary								$ 140,000
Stock options								112,000